Revenues (Details) - Schedule of Revenue Recognition - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Schedule of revenue recognition [Abstract]
Total Revenues	$ 159,751	$ 166,603	$ 309,128	$ 330,032
Total Revenues [Member]
Schedule of revenue recognition [Abstract]
Total Revenues	123,268	128,868	237,930	254,433
Total revenues recognized over time [Member]
Schedule of revenue recognition [Abstract]
Total Revenues	36,483	37,735	71,198	75,599
Products [Member]
Schedule of revenue recognition [Abstract]
Total Revenues	109,112	115,721	210,083	228,794
Products [Member] | Total Revenues [Member]
Schedule of revenue recognition [Abstract]
Total Revenues	109,112	115,721	210,083	228,794
Services [Member]
Schedule of revenue recognition [Abstract]
Total Revenues	50,639	50,882	99,045	101,238
Services [Member] | Total Revenues [Member]
Schedule of revenue recognition [Abstract]
Total Revenues	14,156	13,147	27,847	25,639
Services [Member] | Total revenues recognized over time [Member]
Schedule of revenue recognition [Abstract]
Total Revenues	$ 36,483	$ 37,735	$ 71,198	$ 75,599